INCOME TAXES, Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES [Abstract]
Provision for income taxes	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation [Abstract]
Statutory tax rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	7.00%	6.70%	6.50%
Federal research and development credit	2.80%	3.00%	2.00%
Stock-based compensation expense	1.60%	(0.70%)	(0.90%)
Other	0.60%	(0.10%)	0.40%
Valuation allowance	(33.00%)	(29.90%)	(29.00%)
Effective tax rate	0.00%	0.00%	0.00%